SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2023, through the issuance date of the consolidated financial statements, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.